SUPPLEMENT DATED MARCH 25, 2009

                     TO THE VARIABLE ANNUITY PROSPECTUS OF:
ALLIANZ VISION[SM ]DATED JULY 17, 2008, AS SUPPLEMENTED JANUARY 26 AND FEBRUARY
                                    26, 2009
  ALLIANZ CONNECTIONS[SM] DATED JULY 17, 2008, AS SUPPLEMENTED JANUARY 26 AND
                               FEBRUARY 26, 2009
ALLIANZ VISION[SM] NEW YORK DATED AUGUST 7, 2008, AS SUPPLEMENTED JANUARY 26 AND
                               FEBRUARY 26, 2009
                                   ISSUED BY
   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR ALLIANZ LIFE INSURANCE
                            COMPANY OF NEW YORK AND
    ALLIANZ LIFE VARIABLE ACCOUNT B OR ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

  This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

________________________________________________________________________________

                            FOR THE VISION CONTRACT
Beginning on April 1, 2009 the following optional benefits will no longer be available for selection under the Vision Contract:

o the No Withdrawal Charge Option,
o the Target Date 10 Benefit,
o the Lifetime Plus Benefit (for Contracts issued in the state of Nevada),
o the Lifetime Plus II Benefit that became available on January 26, 2009, and
o the Lifetime Plus 10 Benefit that became available on January 26, 2009.

In addition, if you are an existing customer and have a Vision Contract with the No Withdrawal Charge Option issued before April 1, 2009 you can no longer remove the additional required optional benefit (either one of the Target Date Benefits or one of the Lifetime Plus Benefits) and continue your Contract because there is no other optional benefit available to replace it. The only way to remove the additional required optional benefit from a Vision Contract with the No Withdrawal Charge Option is to terminate the entire Contract.

________________________________________________________________________________

                          FOR THE CONNECTIONS CONTRACT
Beginning on April 1, 2009 the following optional benefits will no longer be available for selection under the Connections Contract:

o the No Withdrawal Charge Option,
o the Target Date 10 Benefit,
o the Lifetime Plus II Benefit that became available on January 26, 2009, and
o the Lifetime Plus 10 Benefit that became available on January 26, 2009.

In addition, if you are an existing customer and have a Connections Contract with the No Withdrawal Charge Option issued before April 1, 2009 you can no longer remove the additional required optional benefit (either one of the Target Date Benefits or one of the Lifetime Plus Benefits) and continue your Contract because there is no other optional benefit available to replace it. The only way to remove the additional required optional benefit from a Connections Contract with the No Withdrawal Charge Option is to terminate the entire Contract.


________________________________________________________________________________

                        FOR THE VISION NEW YORK CONTRACT
Beginning on April 1, 2009 the following optional benefits will no longer be available for selection under the Vision New York Contract:

o the No Withdrawal Charge Option,
o the Target Date 10 Benefit,
o the Lifetime Plus Benefit, and
o the Lifetime Plus 8 Benefit that became available on January 26, 2009.

In addition, if you are an existing customer and have a Vision New York Contract with the No Withdrawal Charge Option issued before April 1, 2009 you can no longer remove the additional required optional benefit (either one of the Target Date Benefits or one of the Lifetime Plus Benefits) and continue your Contract because there is no other optional benefit available to replace it. The only way to remove the additional required optional benefit from a Vision New York Contract with the No Withdrawal Charge Option is to terminate the entire Contract.





                                                                    PRO-007-0508